NRK
Nuveen New York AMT-Free Quality Municipal Income Fund
Portfolio of Investments    May 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 159.0% (99.5% of Total Investments)
	MUNICIPAL BONDS – 159.0% (99.5% of Total Investments)
	Consumer Staples – 6.3% (4.0% of Total Investments)
	Erie County Tobacco Asset Securitization Corporation, New York, Tobacco Settlement Asset-Backed Bonds, Series 2005A:
$27,580	5.000%, 6/01/38	6/20 at 100.00	B-	$27,581,655
9,555	5.000%, 6/01/45	6/20 at 100.00	B-	9,555,478
10,000	Erie County Tobacco Asset Securitization Corporation, New York, Tobacco Settlement Asset-Backed Bonds, Series 2005C, 0.000%, 6/01/50, 144A	6/20 at 15.29	N/R	1,167,100
4,680	New York Counties Tobacco Trust VI, New York, Tobacco Settlement Pass-Through Bonds, Turbo Term Series 2016A Including 2016A-1, 2016A-2A and 2016A-2B, 5.000%, 6/01/51	6/26 at 100.00	N/R	4,629,082
39,715	TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006, 5.000%, 6/01/48	6/27 at 100.00	N/R	37,044,960
91,530	Total Consumer Staples			79,978,275
	Education and Civic Organizations – 27.5% (17.2% of Total Investments)
3,150	Brooklyn Arena Local Development Corporation, New York, Payment in Lieu of Taxes Revenue Bonds, Barclays Center Project, Refunding Series 2016A, 5.000%, 7/15/42	1/27 at 100.00	Ba1	3,108,325
	Brooklyn Arena Local Development Corporation, New York, Payment in Lieu of Taxes Revenue Bonds, Barclays Center Project, Series 2009:
9,995	0.000%, 7/15/45	No Opt. Call	Ba1	2,576,711
29,145	0.000%, 7/15/47	No Opt. Call	Ba1	6,691,692
	Build New York City Resource Corporation, New York, Revenue Bonds, Bronx Charter School for Excellence, Series 2013A:
250	5.000%, 4/01/33	4/23 at 100.00	BBB-	259,698
2,535	5.500%, 4/01/43	4/23 at 100.00	BBB-	2,636,070
	Build New York City Resource Corporation, New York, Revenue Bonds, Metropolitan College of New York, Series 2014:
1,000	5.250%, 11/01/29	11/24 at 100.00	BB	1,054,640
5,705	5.250%, 11/01/34	11/24 at 100.00	BB	5,918,253
1,500	5.000%, 11/01/39	11/24 at 100.00	BB	1,527,855
	Build New York City Resource Corporation, New York, Revenue Bonds, South Bronx Charter School for International Cultures and the Arts Project, Series 2013A:
2,690	5.000%, 4/15/33	4/23 at 100.00	BB+	2,707,700
4,090	5.000%, 4/15/43	4/23 at 100.00	BB+	4,002,433
3,655	Dobbs Ferry Local Development Corporation, New York, Revenue Bonds, Mercy College Project, Series 2014, 5.000%, 7/01/44	7/24 at 100.00	A	3,963,555
4,990	Dormitory Authority of the State of New York, General Revenue Bonds, Saint Johns University, Series 2013A, 5.000%, 7/01/44	7/23 at 100.00	A-	5,259,510

NRK	Nuveen New York AMT-Free Quality Municipal Income Fund (continued)
Portfolio of Investments May 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
$1,655	Dormitory Authority of the State of New York, General Revenue Bonds, Saint Johns University, Series 2015A, 5.000%, 7/01/37	7/25 at 100.00	A-	$1,817,488
4,265	Dormitory Authority of the State of New York, Housing Revenue Bonds, Fashion Institute of Technology, Series 2007, 5.250%, 7/01/34 – FGIC Insured	No Opt. Call	Baa2	4,996,490
6,000	Dormitory Authority of the State of New York, Insured Revenue Bonds, Mount Sinai School of Medicine, Series 1994A, 5.150%, 7/01/24 – NPFG Insured	No Opt. Call	A-	6,749,160
	Dormitory Authority of the State of New York, Insured Revenue Bonds, Touro College and University System, Series 2014A:
1,685	5.250%, 1/01/34	7/24 at 100.00	BBB-	1,767,228
2,185	5.500%, 1/01/39	7/24 at 100.00	BBB-	2,292,546
2,820	5.500%, 1/01/44	7/24 at 100.00	BBB-	2,939,427
	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory Facilities, Series 2015A:
3,095	5.000%, 7/01/31	7/25 at 100.00	Aa3	3,620,252
3,465	5.000%, 7/01/33	7/25 at 100.00	Aa3	4,018,568
	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory Facilities, Series 2017A:
2,930	5.000%, 7/01/34	7/27 at 100.00	Aa3	3,493,117
1,625	5.000%, 7/01/46	7/27 at 100.00	Aa3	1,882,579
	Dormitory Authority of the State of New York, Revenue Bonds, Fordham University, Series 2020:
7,185	4.000%, 7/01/46	7/29 at 100.00	A	7,675,879
1,815	4.000%, 7/01/50	7/29 at 100.00	A	1,930,616
12,970	Dormitory Authority of the State of New York, Revenue Bonds, Icahn School of Medicine at Mount Sinai, Refunding Series 2015A, 5.000%, 7/01/40	7/25 at 100.00	A-	14,175,043
1,000	Dormitory Authority of the State of New York, Revenue Bonds, Marymount Manhattan College, Series 2009, 5.250%, 7/01/29	6/20 at 100.00	Baa2	1,001,570
	Dormitory Authority of the State of New York, Revenue Bonds, New York University, Series 2001-1:
1,500	5.500%, 7/01/24 – AMBAC Insured	No Opt. Call	Aa2	1,799,475
5,000	5.500%, 7/01/40 – AMBAC Insured	No Opt. Call	Aa2	7,358,250
	Dormitory Authority of the State of New York, Revenue Bonds, New York University, Series 2015A:
9,000	5.000%, 7/01/34	7/25 at 100.00	Aa2	10,847,250
8,955	5.000%, 7/01/45	7/25 at 100.00	Aa2	10,670,062
10,850	Dormitory Authority of the State of New York, Revenue Bonds, New York University, Series 2016A, 5.000%, 7/01/32	7/26 at 100.00	Aa2	13,263,799
	Dormitory Authority of the State of New York, Revenue Bonds, New York University, Series 2017A:
4,000	5.000%, 7/01/38	7/27 at 100.00	Aa2	4,847,560
5,620	5.000%, 7/01/39	7/27 at 100.00	Aa2	6,795,198
11,175	Dormitory Authority of the State of New York, Revenue Bonds, New York University, Series 2018A, 5.000%, 7/01/48	7/28 at 100.00	Aa2	13,614,502

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
	Dormitory Authority of the State of New York, Revenue Bonds, New York University, Series 2019A:
$5,000	5.000%, 7/01/42	7/29 at 100.00	Aa2	$6,271,050
2,000	5.000%, 7/01/49	7/29 at 100.00	Aa2	2,482,700
2,800	Dormitory Authority of the State of New York, Revenue Bonds, Non State Supported Debt, Cornell University, Series 2008C, 5.000%, 7/01/37	7/20 at 100.00	Aa1	2,810,920
	Dormitory Authority of the State of New York, Revenue Bonds, Pratt Institute, Series 2015A:
800	5.000%, 7/01/39	7/24 at 100.00	A2	879,176
1,500	5.000%, 7/01/44	7/24 at 100.00	A2	1,637,535
	Dormitory Authority of the State of New York, Revenue Bonds, Rochester Institute of Technology, Series 2006A:
2,500	5.250%, 7/01/20 – AMBAC Insured	No Opt. Call	A1	2,509,100
2,000	5.250%, 7/01/21 – AMBAC Insured	No Opt. Call	A1	2,096,880
3,900	Dormitory Authority of the State of New York, Revenue Bonds, Rockefeller University, Green Series 2019B, 5.000%, 7/01/50	7/29 at 100.00	Aa1	4,953,702
3,500	Dormitory Authority of the State of New York, Revenue Bonds, Rockefeller University, Series 2020A, 5.000%, 7/01/53	7/30 at 100.00	Aa1	4,514,685
	Dormitory Authority of the State of New York, Revenue Bonds, Saint Joseph's College, Series 2010:
1,815	5.250%, 7/01/25	6/20 at 100.00	Ba1	1,815,563
2,000	5.250%, 7/01/35	7/20 at 100.00	Ba1	1,964,080
8,925	Dormitory Authority of the State of New York, Revenue Bonds, Vaughn College of Aeronautics & Technology, Series 2016A, 5.500%, 12/01/36, 144A	12/26 at 100.00	BB-	8,588,170
1,000	Dutchess County Local Development Corporation, New York, Revenue Bonds, Marist College Project, Series 2013A, 5.000%, 7/01/39	7/23 at 100.00	A+	1,075,300
7,695	Glen Cove Local Economic Assistance Corporation, New York, Revenue Bonds, Garvies Point Public Improvement Project, Capital Appreciation Series 2016C, 0.000%, 1/01/55 (4)	1/34 at 100.00	N/R	6,547,291
	Hempstead Town Local Development Corporation, New York, Revenue Bonds, Adelphi University Project, Series 2013:
1,785	5.000%, 9/01/38	9/23 at 100.00	A-	1,910,271
1,785	5.000%, 9/01/43	9/23 at 100.00	A-	1,901,007
1,400	Monroe County Industrial Development Corporation, New York, Revenue Bonds, Saint John Fisher College, Series 2014A, 5.500%, 6/01/39	6/24 at 100.00	A-	1,520,218
1,220	New Rochelle Corporation, New York, Local Development Revenue Bonds, Iona College Project, Series 2015A, 5.000%, 7/01/45	7/25 at 100.00	BBB	1,287,137
	New York City Industrial Development Agency, New York, Payment in Lieu of Taxes Revenue Bonds, Queens Baseball Stadium Project, Series 2009:
930	6.125%, 1/01/29 – AGC Insured	6/20 at 100.00	AA	934,139
1,000	6.375%, 1/01/39 – AGC Insured	6/20 at 100.00	AA	1,004,400

NRK	Nuveen New York AMT-Free Quality Municipal Income Fund (continued)
Portfolio of Investments May 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
	New York City Industrial Development Agency, New York, PILOT Revenue Bonds, Queens Baseball Stadium Project, Series 2006:
$6,815	5.000%, 1/01/31 – AMBAC Insured	6/20 at 100.00	BBB	$6,815,204
5,000	5.000%, 1/01/36 – AMBAC Insured	6/20 at 100.00	BBB	5,000,200
1,030	4.750%, 1/01/42 – AMBAC Insured	6/20 at 100.00	BBB	1,030,000
14,500	5.000%, 1/01/46 – AMBAC Insured	6/20 at 100.00	BBB	14,500,580
4,730	New York City Industrial Development Agency, New York, Revenue Bonds, Yankee Stadium Project PILOT, Series 2009A, 7.000%, 3/01/49 – AGC Insured	6/20 at 100.00	AA	4,752,799
	New York City Industrial Development Authority, New York, PILOT Revenue Bonds, Yankee Stadium Project, Series 2006:
4,280	5.000%, 3/01/31 – FGIC Insured	6/20 at 100.00	Baa1	4,280,128
31,650	5.000%, 3/01/36 – NPFG Insured	6/20 at 100.00	Baa1	31,651,266
20,210	4.500%, 3/01/39 – FGIC Insured	6/20 at 100.00	Baa1	20,210,000
3,400	New York City Trust for Cultural Resources, New York, Revenue Bonds, Whitney Museum of American Art, Series 2011, 5.000%, 7/01/31	1/21 at 100.00	AA	3,471,876
6,825	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, Bank of America Tower at One Bryant Park Project, Second Priority Refunding Series 2019 Class 2, 2.625%, 9/15/69	3/29 at 100.00	A2	6,691,844
5,130	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, Bank of America Tower at One Bryant Park Project, Second Priority Refunding Series 2019 Class 3, 2.800%, 9/15/69	3/29 at 100.00	Baa2	5,020,526
1,450	Onondaga Civic Development Corporation, New York, Revenue Bonds, Le Moyne College Project, Series 2012, 5.000%, 7/01/42	7/22 at 100.00	Baa2	1,500,504
10,000	Onondaga County Trust For Cultural Resources, New York, Revenue Bonds, Syracuse University Project, Series 2019, 5.000%, 12/01/43	12/29 at 100.00	AA-	12,518,100
1,000	Onongada County Trust For Cultural Resources, New York, Revenue Bonds, Syracuse University Project, Series 2011, 5.000%, 12/01/36	12/21 at 100.00	AA-	1,055,510
3,700	Troy Capital Resource Corporation, New York, Revenue Bonds, Rensselaer Polytechnic Institute, Series 2010A, 5.125%, 9/01/40	9/20 at 100.00	A3	3,740,219
350	Yonkers Economic Development Corporation, New York, Educational Revenue Bonds, Lamartine/Warburton LLC-Charter School of Educational Excellence Project, Series 2019A, 5.000%, 10/15/49	10/29 at 100.00	N/R	340,526
351,125	Total Education and Civic Organizations			346,545,107
	Financials – 1.7% (1.0% of Total Investments)
1,615	Liberty Development Corporation, New York, Goldman Sachs Headquarter Revenue Bonds, Series 2005, 5.250%, 10/01/35	No Opt. Call	A	2,122,902
13,835	Liberty Development Corporation, New York, Goldman Sachs Headquarters Revenue Bonds Series 2007, 5.500%, 10/01/37	No Opt. Call	A	18,872,600
15,450	Total Financials			20,995,502
	Health Care – 2.5% (1.6% of Total Investments)
1,250	Build New York City Resource Corporation, New York, Revenue Bonds, New York Methodist Hospital Project, Refunding Series 2014, 5.000%, 7/01/27	7/24 at 100.00	A	1,415,425

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)
	Dormitory Authority of the State of New York, Revenue Bonds, Orange Regional Medical Center Obligated Group, Series 2017:
$1,000	5.000%, 12/01/34, 144A	6/27 at 100.00	BBB-	$1,145,460
300	5.000%, 12/01/36, 144A	6/27 at 100.00	BBB-	339,234
	Dutchess County Local Development Corporation, New York, Revenue Bonds, Health Quest Systems, Inc Project, Series 2016B:
2,000	4.000%, 7/01/41	7/26 at 100.00	A-	2,043,900
7,940	5.000%, 7/01/46	7/26 at 100.00	A-	8,528,751
1,875	Monroe County Industrial Development Corporation, New York, FHA Insured Mortgage Revenue Bonds, Unity Hospital of Rochestor Project, Series 2010, 5.750%, 8/15/35	2/21 at 100.00	Aa1	1,928,588
3,900	Monroe County Industrial Development Corporation, New York, Revenue Bonds, Rochester General Hospital Project, Series 2013A, 5.000%, 12/01/42	12/22 at 100.00	A-	4,131,192
2,800	Monroe County Industrial Development Corporation, New York, Revenue Bonds, Rochester General Hospital Project, Series 2017, 5.000%, 12/01/46	12/26 at 100.00	A-	3,186,344
5,585	Suffolk County Economic Development Corporation, New York, Revenue Bonds, Catholic Health Services of Long Island Obligated Group Project, Refunding Series 2011, 5.000%, 7/01/28	7/21 at 100.00	A-	5,784,999
565	Westchester County Health Care Corporation, New York, Senior Lien Revenue Bonds, Series 2010-C2, 6.125%, 11/01/37	11/20 at 100.00	Baa2	576,373
2,260	Westchester County Local Development Corporation, New York, Revenue Bonds, Westchester Medical Center Obligated Group Project, Refunding Series 2016, 5.000%, 11/01/46	11/25 at 100.00	Baa2	2,347,575
29,475	Total Health Care			31,427,841
	Housing/Multifamily – 0.1% (0.1% of Total Investments)
1,040	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds, Series 2010D-1A, 5.000%, 11/01/42	6/20 at 100.00	AA+	1,045,086
	Industrials – 3.3% (2.1% of Total Investments)
41,530	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade Center Project, Class 1 Series 2014, 5.000%, 11/15/44, 144A	11/24 at 100.00	N/R	41,181,563
	Long-Term Care – 0.2% (0.1% of Total Investments)
1,000	Monroe County Industrial Development Corporation, New York, Revenue Bonds, Saint Ann's Community Project, Series 2019, 5.000%, 1/01/40	1/26 at 103.00	N/R	883,560
1,225	Suffolk County Economic Development Corporation, New York, Revenue Bonds, Peconic Landing At Southold, Inc Project, Refunding Series 2010, 6.000%, 12/01/40	12/20 at 100.00	BBB-	1,259,165
2,225	Total Long-Term Care			2,142,725
	Tax Obligation/General – 11.2% (7.0% of Total Investments)
11,365	Nassau County, New York, General Obligation Bonds, General Improvement Series 2018B, 5.000%, 7/01/49 – AGM Insured	7/28 at 100.00	AA	13,689,597

NRK	Nuveen New York AMT-Free Quality Municipal Income Fund (continued)
Portfolio of Investments May 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
	Nassau County, New York, General Obligation Bonds, General Improvement Series, Refunding 2016A:
$5,860	5.000%, 1/01/31	1/26 at 100.00	A+	$6,924,410
500	5.000%, 1/01/38	1/26 at 100.00	A+	576,660
5,030	Nassau County, New York, General Obligation Bonds, General Improvment Series 2016C, 5.000%, 4/01/33	4/26 at 100.00	A+	5,911,608
8,665	New York City, New York, General Obligation Bonds, Fiscal 2012 Series B, 5.000%, 8/01/30	8/22 at 100.00	Aa1	9,381,076
	New York City, New York, General Obligation Bonds, Fiscal 2012 Series I:
1,000	5.000%, 8/01/30	8/22 at 100.00	Aa1	1,082,640
2,000	5.000%, 8/01/31	8/22 at 100.00	Aa1	2,163,040
	New York City, New York, General Obligation Bonds, Fiscal 2013 Series A-1:
6,085	5.000%, 10/01/31	10/22 at 100.00	Aa1	6,617,194
1,000	5.000%, 10/01/33	10/22 at 100.00	Aa1	1,085,050
1,570	5.000%, 10/01/34	10/22 at 100.00	Aa1	1,702,775
	New York City, New York, General Obligation Bonds, Fiscal 2013 Series F-1:
5,000	5.000%, 3/01/29	3/23 at 100.00	Aa1	5,530,600
3,400	5.000%, 3/01/31	3/23 at 100.00	Aa1	3,746,188
2,190	5.000%, 3/01/32	3/23 at 100.00	Aa1	2,406,744
1,000	5.000%, 3/01/33	3/23 at 100.00	Aa1	1,103,820
3,735	New York City, New York, General Obligation Bonds, Fiscal 2014 Series A-1, 5.000%, 8/01/26	8/23 at 100.00	Aa1	4,204,452
8,000	New York City, New York, General Obligation Bonds, Fiscal 2014 Series D-1, 5.000%, 8/01/30	8/23 at 100.00	Aa1	8,954,880
7,665	New York City, New York, General Obligation Bonds, Fiscal 2015 Series A, 5.000%, 8/01/33	8/24 at 100.00	Aa1	8,812,910
9,600	New York City, New York, General Obligation Bonds, Fiscal 2017 Series B-1, 5.000%, 12/01/41	12/26 at 100.00	Aa1	11,456,832
7,560	New York City, New York, General Obligation Bonds, Fiscal 2018 Series B-1, 5.250%, 10/01/33	10/27 at 100.00	Aa1	9,352,703
	New York City, New York, General Obligation Bonds, Fiscal 2018 Series E-1:
7,000	5.000%, 3/01/37	3/28 at 100.00	Aa1	8,510,320
3,580	5.000%, 3/01/39	3/28 at 100.00	Aa1	4,325,714
11,355	5.000%, 3/01/41	3/28 at 100.00	Aa1	13,660,292
5	New York City, New York, General Obligation Bonds, Fiscal Series 2004E, 5.000%, 11/01/20 – AGM Insured	6/20 at 100.00	Aa1	5,018
	New York City, New York, General Obligation Bonds, Series 2011D-I:
1,570	5.000%, 10/01/30	10/21 at 100.00	Aa1	1,658,783
355	5.000%, 10/01/34	10/21 at 100.00	Aa1	377,330
1,740	New York City, New York, General Obligation Bonds, Subseries G-1 Fiscal Series 2012, 5.000%, 4/01/28	4/22 at 100.00	Aa1	1,865,019
747	Rensselaer County, New York, General Obligation Bonds, Series 1991, 6.700%, 2/15/21 – AMBAC Insured	No Opt. Call	AA	781,190

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
	Rochester, New York, General Obligation Bonds, Series 1999:
$735	5.250%, 10/01/20 – NPFG Insured	No Opt. Call	AA-	$747,429
735	5.250%, 10/01/21 – NPFG Insured	No Opt. Call	AA-	784,598
730	5.250%, 10/01/22 – NPFG Insured	No Opt. Call	AA-	813,979
730	5.250%, 10/01/23 – NPFG Insured	No Opt. Call	AA-	847,559
730	5.250%, 10/01/24 – NPFG Insured	No Opt. Call	AA-	880,132
730	5.250%, 10/01/25 – NPFG Insured	No Opt. Call	AA-	908,938
725	5.250%, 10/01/26 – NPFG Insured	No Opt. Call	AA-	928,624
122,692	Total Tax Obligation/General			141,798,104
	Tax Obligation/Limited – 38.2% (23.9% of Total Investments)
105	Dormitory Authority of the State of New York, Revenue Bonds, School Districts Financing Program, Series 2009A, 5.625%, 10/01/29 – AGC Insured	6/20 at 100.00	AA	105,413
	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose Series 2011C:
995	5.000%, 3/15/34	3/21 at 100.00	AA+	1,028,313
24,000	5.000%, 3/15/41	3/21 at 100.00	AA+	24,759,120
	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose Series 2012D:
7,550	5.000%, 2/15/33	2/22 at 100.00	AA+	8,060,758
10,000	5.000%, 2/15/40	2/22 at 100.00	AA+	10,650,100
	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose Series 2014A:
4,985	5.000%, 2/15/29	2/24 at 100.00	AA+	5,700,796
10,000	5.000%, 2/15/30	2/24 at 100.00	AA+	11,420,200
7,000	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose Series 2014C Group C, 5.000%, 3/15/44	3/24 at 100.00	AA+	7,859,110
2,500	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose Series 2015A, 5.000%, 3/15/33	3/25 at 100.00	AA+	2,923,800
7,500	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose, Series 2017A, 5.000%, 2/15/38	2/27 at 100.00	AA+	8,928,675
12,500	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose, Series 2019D, 5.000%, 2/15/48	2/30 at 100.00	Aa1	15,508,375
12,045	Dormitory Authority of the State of New York, State Sales Tax Revenue Bonds, Series 2015B Group A,B&C, 5.000%, 3/15/36	9/25 at 100.00	AA+	14,274,650
3,000	Dormitory Authority of the State of New York, State Sales Tax Revenue Bonds, Series 2017A, 5.000%, 3/15/37	3/27 at 100.00	AA+	3,599,250
10,000	Dormitory Authority of the State of New York, State Sales Tax Revenue Bonds, Series 2018C, 4.000%, 3/15/45	3/28 at 100.00	AA+	11,045,800
1,080	Erie County Industrial Development Agency, New York, School Facility Revenue Bonds, Buffalo City School District, Refunding Series 2013A, 5.000%, 5/01/28	5/23 at 100.00	AA	1,214,395

NRK	Nuveen New York AMT-Free Quality Municipal Income Fund (continued)
Portfolio of Investments May 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
	Government of Guam, Business Privilege Tax Bonds, Refunding Series 2015D:
$5,045	5.000%, 11/15/27	11/25 at 100.00	BB	$5,374,993
6,770	5.000%, 11/15/34	11/25 at 100.00	BB	7,121,769
	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Second Indenture Fiscal 2017 Series A:
8,185	5.000%, 2/15/38	2/27 at 100.00	Aa2	9,665,175
21,015	5.000%, 2/15/45	2/27 at 100.00	Aa2	24,491,091
	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Senior Fiscal 2012 Series 2011A:
8,770	5.750%, 2/15/47	2/21 at 100.00	Aa2	9,073,530
5,735	5.250%, 2/15/47	2/21 at 100.00	Aa2	5,914,276
1,765	5.000%, 2/15/47 – AGM Insured	2/21 at 100.00	AA	1,817,085
3,675	Monroe County Industrial Development Agency, New York, School Facility Revenue Bonds, Rochester Schools Modernization Project, Series 2013, 5.000%, 5/01/28	5/23 at 100.00	AA	4,141,394
2,500	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal 2018 Series Subseries S-4A, 5.250%, 7/15/36	7/28 at 100.00	AA	3,135,400
5,625	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal 2018, Series 2017S-3, 5.250%, 7/15/45	7/28 at 100.00	AA	6,904,181
7,945	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal 2019 Subseries S-3A, 5.000%, 7/15/36	7/28 at 100.00	AA	9,815,253
	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal Series 2015S-1:
5,400	5.000%, 7/15/33	1/25 at 100.00	AA	6,264,918
5,360	5.000%, 7/15/43	1/25 at 100.00	AA	6,135,806
11,000	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal Series 2015S-2, 5.000%, 7/15/40	7/25 at 100.00	AA	12,797,400
7,500	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal Series 2016S-1, 4.000%, 7/15/40	1/26 at 100.00	AA	8,199,375
	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2012 Series E-1:
6,225	5.000%, 2/01/37	2/22 at 100.00	AAA	6,588,851
24,155	5.000%, 2/01/42	2/22 at 100.00	AAA	25,550,193
32,500	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2012 Series F-1, 5.000%, 5/01/39	5/22 at 100.00	AAA	34,669,700
5,100	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2013 Series F-1, 5.000%, 2/01/29	2/23 at 100.00	AAA	5,652,789
13,530	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2014 Series D-1, 5.000%, 2/01/37	2/24 at 100.00	AAA	15,344,644
	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2015 Series B-1:
5,000	5.000%, 8/01/33	8/24 at 100.00	AAA	5,777,400
3,960	5.000%, 8/01/35	8/24 at 100.00	AAA	4,565,207

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$1,225	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2017 Series A-1, 4.000%, 5/01/42	5/26 at 100.00	AAA	$1,342,416
8,100	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2017 Series B-1, 4.000%, 8/01/41	8/26 at 100.00	AAA	8,922,717
	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2019 Series A-1:
1,375	5.000%, 8/01/38	8/28 at 100.00	AAA	1,692,116
4,000	5.000%, 8/01/40	8/28 at 100.00	AAA	4,900,640
	New York City Transitional Finance Authority, New York, Future Tax Secured Revenue Bonds, Subordinate Lien Series 2011C:
5,645	5.500%, 11/01/35	11/20 at 100.00	AAA	5,756,489
1,000	5.000%, 11/01/39	11/20 at 100.00	AAA	1,017,350
8,490	New York City Transitional Finance Authority, New York, Future Tax Secured Revenue Bonds, Subordinate Series 2011-D1, 5.000%, 2/01/35	2/21 at 100.00	AAA	8,695,713
	New York City, New York, Educational Construction Fund Revenue Bonds, Series 2011A:
18,575	5.750%, 4/01/33 – AGM Insured	4/21 at 100.00	N/R	19,415,705
4,000	5.750%, 4/01/41	4/21 at 100.00	Aa2	4,181,040
	New York State Thruway Authority, State Personal Income Tax Revenue Bonds, Series 2010A:
1,600	5.000%, 3/15/29	9/20 at 100.00	AA+	1,621,856
1,945	5.000%, 3/15/30	9/20 at 100.00	AA+	1,971,569
12,070	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, General Purpose Series 2013C, 5.000%, 3/15/32	3/23 at 100.00	AA+	13,336,264
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1:
865	4.500%, 7/01/34	7/25 at 100.00	N/R	874,939
878	4.550%, 7/01/40	7/28 at 100.00	N/R	870,326
57,076	5.000%, 7/01/58	7/28 at 100.00	N/R	57,262,068
259	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Taxable Restructured COFINA Project Series 2019A-2, 4.536%, 7/01/53	7/28 at 100.00	N/R	243,628
2,730	Suffolk County Judicial Facilities Agency, New York, Lease Revenue Bonds, H Lee Dennison Building, Series 2013, 5.000%, 11/01/33	11/23 at 100.00	BBB	2,871,605
439,853	Total Tax Obligation/Limited			481,055,626
	Transportation – 20.5% (12.8% of Total Investments)
4,910	Buffalo and Fort Erie Public Bridge Authority, New York, Toll Bridge System Revenue Bonds, Series 2017, 5.000%, 1/01/47	1/27 at 100.00	A+	5,826,255
1,500	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Green Climate Bond Certified Series 2017A-1, 5.250%, 11/15/57	5/27 at 100.00	A+	1,610,910

NRK	Nuveen New York AMT-Free Quality Municipal Income Fund (continued)
Portfolio of Investments May 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Transportation (continued)
	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Green Climate Bond Certified Series 2020C-1:
$17,570	4.750%, 11/15/45	5/30 at 100.00	A+	$18,672,517
2,775	5.000%, 11/15/50	5/30 at 100.00	A+	2,998,582
5,000	5.250%, 11/15/55	5/30 at 100.00	A+	5,508,900
1,815	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Refunding Green Series 2016B, 4.000%, 11/15/34	11/26 at 100.00	A+	1,817,323
13,950	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Refunding Series 2012F, 5.000%, 11/15/30	11/22 at 100.00	A+	14,351,481
1,500	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Refunding Series 2015F, 5.000%, 11/15/35	11/25 at 100.00	A+	1,569,810
2,500	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Refunding Series 2017D, 5.000%, 11/15/32	5/28 at 100.00	A+	2,711,350
9,575	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2012C, 5.000%, 11/15/41	11/22 at 100.00	A2	9,751,563
4,040	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2013B, 5.000%, 11/15/38	5/23 at 100.00	A+	4,128,799
7,500	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2013D, 5.000%, 11/15/38	11/23 at 100.00	AA-	7,690,800
	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2013E:
1,785	5.000%, 11/15/32	11/23 at 100.00	A+	1,856,007
10,000	5.000%, 11/15/38	11/23 at 100.00	A+	10,254,400
1,000	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2014B, 5.250%, 11/15/44	5/24 at 100.00	A+	1,042,750
5,425	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2015A-1, 5.000%, 11/15/45	5/25 at 100.00	A+	5,664,405
2,440	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2016C-1, 5.000%, 11/15/39	11/26 at 100.00	A+	2,550,996
8,055	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 4 World Trade Center Project, Series 2011, 5.000%, 11/15/44	11/21 at 100.00	A+	8,385,658
	New York State Thruway Authority, General Revenue Junior Indebtedness Obligations, Series 2016A:
2,000	5.000%, 1/01/36	1/26 at 100.00	A2	2,294,660
7,500	5.000%, 1/01/41	1/26 at 100.00	A2	8,519,175
1,285	5.000%, 1/01/46	1/26 at 100.00	A2	1,449,621
19,230	5.000%, 1/01/51	1/26 at 100.00	A2	21,621,827
	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Eighty-Forth Series 2014:
3,950	5.000%, 9/01/34	9/24 at 100.00	AA-	4,500,749
1,000	5.000%, 9/01/35	9/24 at 100.00	AA-	1,138,990
5,155	5.000%, 9/01/36	9/24 at 100.00	AA-	5,866,906
9,755	5.000%, 9/01/39	9/24 at 100.00	AA-	11,067,828

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Transportation (continued)
	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Eighty-Ninth Series 2015:
$3,595	5.000%, 5/01/35	5/25 at 100.00	AA-	$4,158,660
10,780	5.000%, 5/01/45	5/25 at 100.00	AA-	12,376,841
9,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Ninety-Fourth Series 2015, 5.250%, 10/15/55	10/25 at 100.00	AA-	10,537,380
2,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Seventy Ninth Series 2013, 5.000%, 12/01/43	12/23 at 100.00	AA-	2,227,400
1,515	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, Two Hundred Eleventh Series 2018, 4.000%, 9/01/43	9/28 at 100.00	AA-	1,665,864
1,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, Two Hundred Fifth Series 2017, 5.000%, 11/15/47	11/27 at 100.00	AA-	1,165,800
	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, Two Hundred Ninth Series 2018:
1,500	5.000%, 7/15/36	7/28 at 100.00	AA-	1,814,130
1,200	5.000%, 7/15/37	7/28 at 100.00	AA-	1,445,736
1,000	5.000%, 7/15/38	7/28 at 100.00	AA-	1,200,490
2,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, Two Hundred Series 2017, 5.000%, 10/15/47	4/27 at 100.00	AA-	2,307,980
2,500	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal LLC Project, Eighth Series 2010, 6.500%, 12/01/28	6/20 at 100.00	BBB+	2,513,425
11,500	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, MTA Bridges & Tunnels, Series 2017A, 5.000%, 11/15/37	5/27 at 100.00	AA-	13,718,350
500	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, MTA Bridges & Tunnels, Series 2017C-2, 5.000%, 11/15/42	11/27 at 100.00	AA-	596,350
	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, MTA Bridges & Tunnels, Series 2018A:
8,755	5.000%, 11/15/43	5/28 at 100.00	AA-	10,523,948
10,000	5.000%, 11/15/45	5/28 at 100.00	AA-	11,982,100
9,270	5.000%, 11/15/46	5/28 at 100.00	AA-	11,100,269
5,480	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Refunding Subordinate Lien Series 2002E, 5.500%, 11/15/20 – NPFG Insured	No Opt. Call	A+	5,607,300
232,810	Total Transportation			257,794,285
	U.S. Guaranteed – 15.0% (9.4% of Total Investments) (5)
5,315	Albany Capital Resource Corporation, New York, St Peter's Hospital Project, Series 2011, 6.125%, 11/15/30 (Pre-refunded 11/15/20)	11/20 at 100.00	N/R	5,444,367
14,585	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory Facilities, Refunding Series 2013A, 5.000%, 7/01/27 (Pre-refunded 7/01/23)	7/23 at 100.00	Aa3	16,733,954
4,750	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory Facilities, Series 2011A, 5.000%, 7/01/41 (Pre-refunded 7/01/21)	7/21 at 100.00	Aa2	4,999,707
3,750	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory Facilities, Series 2012A, 5.000%, 7/01/37 (Pre-refunded 7/01/22)	7/22 at 100.00	Aa2	4,123,538

NRK	Nuveen New York AMT-Free Quality Municipal Income Fund (continued)
Portfolio of Investments May 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed (5) (continued)
	Dormitory Authority of the State of New York, Revenue Bonds, Convent of the Sacred Heart, Series 2011:
$1,000	5.625%, 11/01/35 (Pre-refunded 5/01/21) – AGM Insured	5/21 at 100.00	AA	$1,049,700
5,980	5.750%, 11/01/40 (Pre-refunded 5/01/21) – AGM Insured	5/21 at 100.00	AA	6,284,023
875	Dormitory Authority of the State of New York, Revenue Bonds, New School University, Series 2010, 5.250%, 7/01/30 (Pre-refunded 7/01/20)	7/20 at 100.00	A-	878,588
	Dormitory Authority of the State of New York, Revenue Bonds, Non State Supported Debt, Cornell University, Series 2010A:
5,000	5.000%, 7/01/35 (Pre-refunded 7/01/20)	7/20 at 100.00	Aa1	5,019,700
11,560	5.000%, 7/01/40 (Pre-refunded 7/01/20)	7/20 at 100.00	Aa1	11,605,546
4,000	Dormitory Authority of the State of New York, Revenue Bonds, North Shore Long Island Jewish Obligated Group, Series 2011A, 5.000%, 5/01/41 (Pre-refunded 5/01/21)	5/21 at 100.00	A-	4,175,960
15	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose Series 2014A, 5.000%, 2/15/29 (Pre-refunded 2/15/24)	2/24 at 100.00	N/R	17,564
28,280	Dormitory Authority of the State of New York, State Sales Tax Revenue Bonds, Series 2013A, 5.000%, 3/15/43 (Pre-refunded 3/15/23)	3/23 at 100.00	AA+	32,049,441
900	Dutchess County Local Development Corporation, New York, Revenue Bonds, Health Quest Systems Inc, Series 2010A, 5.750%, 7/01/40 (Pre-refunded 7/01/20)	7/20 at 100.00	A-	903,897
3,000	Guam Power Authority, Revenue Bonds, Series 2010A, 5.000%, 10/01/37 (Pre-refunded 10/01/20) – AGM Insured	10/20 at 100.00	AA	3,047,760
	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Senior Fiscal 2012 Series 2011A:
14,260	5.750%, 2/15/47 (Pre-refunded 2/15/21)	2/21 at 100.00	Aa2	14,817,566
265	5.250%, 2/15/47 (Pre-refunded 2/15/21)	2/21 at 100.00	Aa2	274,431
85	5.000%, 2/15/47 (Pre-refunded 2/15/21) – AGM Insured	2/21 at 100.00	AA	87,876
5,000	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2011A, 5.000%, 5/01/38 (Pre-refunded 5/01/21)	5/21 at 100.00	A	5,217,600
22,285	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2010D, 5.250%, 11/15/40 (Pre-refunded 11/15/20)	11/20 at 100.00	A+	22,803,349
6,090	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2013B, 5.000%, 11/15/30 (Pre-refunded 5/15/23)	5/23 at 100.00	A+	6,950,152
480	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2013C, 5.000%, 11/15/32 (Pre-refunded 5/15/23)	5/23 at 100.00	A+	547,795
1,900	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2013D, 5.250%, 11/15/30 (Pre-refunded 11/15/23)	11/23 at 100.00	A+	2,229,992
14,000	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2013E, 5.000%, 11/15/31 (Pre-refunded 11/15/23)	11/23 at 100.00	A+	16,311,120
4,355	New York City Transitional Finance Authority, New York, Future Tax Secured Revenue Bonds, Subordinate Lien Series 2011C, 5.500%, 11/01/35 (Pre-refunded 11/01/20)	11/20 at 100.00	N/R	4,451,158
	New York City, New York, General Obligation Bonds, Series 2011D-I:
1,215	5.000%, 10/01/30 (Pre-refunded 10/01/21)	10/21 at 100.00	N/R	1,291,946
2,525	5.000%, 10/01/34 (Pre-refunded 10/01/21)	10/21 at 100.00	N/R	2,684,908
1,605	New York City, New York, General Obligation Bonds, Subseries G-1 Fiscal Series 2012, 5.000%, 4/01/28 (Pre-refunded 4/01/22)	4/22 at 100.00	N/R	1,744,154

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed (5) (continued)
	Niagara Area Development Corporation, New York, Niagara University Project, Series 2012A:
$600	5.000%, 5/01/35 (Pre-refunded 5/01/22)	5/22 at 100.00	BBB+	$648,360
1,000	5.000%, 5/01/42 (Pre-refunded 5/01/22)	5/22 at 100.00	BBB+	1,080,600
955	Suffolk County Economic Development Corporation, New York, Revenue Bonds, Catholic Health Services of Long Island Obligated Group Project, Refunding Series 2011, 5.000%, 7/01/28 (Pre-refunded 7/01/21)	7/21 at 100.00	N/R	1,003,600
	Tompkins County Development Corporation, New York, Revenue Bonds, Ithaca College, Series 2011:
1,390	5.500%, 7/01/33 (Pre-refunded 1/01/21) – AGM Insured	1/21 at 100.00	N/R	1,430,810
1,000	5.250%, 7/01/36 (Pre-refunded 1/01/21) – AGM Insured	1/21 at 100.00	N/R	1,027,910
4,000	5.375%, 7/01/41 (Pre-refunded 1/01/21) – AGM Insured	1/21 at 100.00	N/R	4,114,560
4,485	Westchester County Health Care Corporation, New York, Senior Lien Revenue Bonds, Series 2010-C2, 6.125%, 11/01/37 (Pre-refunded 11/01/20)	11/20 at 100.00	N/R	4,590,487
176,505	Total U.S. Guaranteed			189,642,119
	Utilities – 12.5% (7.8% of Total Investments)
1,045	Guam Power Authority, Revenue Bonds, Series 2012A, 5.000%, 10/01/34	10/22 at 100.00	BBB	1,075,399
	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2000A:
8,000	0.000%, 6/01/24 – AGM Insured	No Opt. Call	AA	7,733,920
8,000	0.000%, 6/01/25 – AGM Insured	No Opt. Call	AA	7,599,040
20,000	0.000%, 6/01/26 – AGM Insured	No Opt. Call	AA	18,550,200
10,000	0.000%, 6/01/27 – AGM Insured	No Opt. Call	AA	9,076,700
15,000	0.000%, 6/01/28 – AGM Insured	No Opt. Call	AA	13,304,100
10,000	0.000%, 6/01/29 – AGM Insured	No Opt. Call	AA	8,648,800
2,590	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2014A, 5.000%, 9/01/44	9/24 at 100.00	A	2,953,403
6,520	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2017, 5.000%, 9/01/47	9/27 at 100.00	A	7,746,151
	Utility Debt Securitization Authority, New York, Restructuring Bonds, Refunding Series 2015:
5,090	5.000%, 12/15/36	12/25 at 100.00	AAA	6,144,088
8,925	5.000%, 12/15/37	12/25 at 100.00	AAA	10,757,302
	Utility Debt Securitization Authority, New York, Restructuring Bonds, Series 2013TE:
9,500	5.000%, 12/15/32	12/23 at 100.00	AAA	10,872,465
22,290	5.000%, 12/15/41	12/23 at 100.00	AAA	25,309,626
7,000	Utility Debt Securitization Authority, New York, Restructuring Bonds, Series 2016A, 5.000%, 12/15/35	6/26 at 100.00	AAA	8,538,810
	Utility Debt Securitization Authority, New York, Restructuring Bonds, Series 2016B:
3,750	5.000%, 12/15/33	6/26 at 100.00	AAA	4,593,938
3,575	5.000%, 12/15/34	6/26 at 100.00	AAA	4,367,864
3,275	5.000%, 12/15/35	6/26 at 100.00	AAA	3,994,943

NRK	Nuveen New York AMT-Free Quality Municipal Income Fund (continued)
Portfolio of Investments May 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Utilities (continued)
$5,000	Utility Debt Securitization Authority, New York, Restructuring Bonds, Series 2017, 5.000%, 12/15/39	12/27 at 100.00	AAA	$6,227,150
149,560	Total Utilities			157,493,899
	Water and Sewer – 20.0% (12.5% of Total Investments)
5,160	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue Bonds, Second General Resolution, Fiscal 2012 Series BB, 5.000%, 6/15/44	12/21 at 100.00	AA+	5,470,787
4,085	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2013 Series DD, 5.000%, 6/15/35	6/23 at 100.00	AA+	4,549,301
10,000	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2014 Series DD, 5.000%, 6/15/35	6/24 at 100.00	AA+	11,530,400
5,000	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2015 Series HH, 5.000%, 6/15/39	6/25 at 100.00	AA+	5,881,150
15,000	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2017 Series CC-1, 5.000%, 6/15/46	6/26 at 100.00	AA+	17,769,450
	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2018 Series AA:
5,000	5.000%, 6/15/37	6/27 at 100.00	AA+	6,151,250
3,000	5.000%, 6/15/38	6/27 at 100.00	AA+	3,681,210
3,000	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2018 Series CC-1, 5.000%, 6/15/48	6/27 at 100.00	AA+	3,622,230
25,000	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2018 Series DD-2, 5.000%, 6/15/48 (UB)	12/27 at 100.00	AA+	30,528,750
1,400	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2018 Series EE, 5.000%, 6/15/40	12/27 at 100.00	AA+	1,731,982
	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2018 Series FF:
13,815	5.000%, 6/15/38	6/28 at 100.00	AA+	17,370,429
10,000	5.000%, 6/15/40	6/28 at 100.00	AA+	12,518,600
9,205	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2019 Series FF-2, 5.000%, 6/15/40	6/29 at 100.00	AA+	11,791,145
	New York State Environmental Facilities Corporation, State Clean Water and Drinking Water Revolving Funds Revenue Bonds, New York City Municipal Water Finance Authority Projects, Second Resolution:
2,580	5.000%, 6/15/30	6/24 at 100.00	AAA	3,013,775
3,110	5.000%, 6/15/36	6/25 at 100.00	AAA	3,686,376

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Water and Sewer (continued)
	New York State Environmental Facilities Corporation, State Clean Water and Drinking Water Revolving Funds Revenue Bonds, New York City Municipal Water Finance Authority Projects-Second Resolution Bonds,:
$7,350	5.000%, 6/15/42	6/27 at 100.00	AAA	$8,912,610
3,500	5.000%, 6/15/42	6/27 at 100.00	AAA	4,244,100
1,940	4.000%, 6/15/46	6/26 at 100.00	AAA	2,160,830
4,000	5.000%, 6/15/47	6/27 at 100.00	AAA	4,819,880
13,500	5.000%, 6/15/47 (UB) (6)	6/27 at 100.00	AAA	16,267,095
10,430	5.000%, 6/15/48	6/28 at 100.00	AAA	12,834,949
22,340	New York State Environmental Facilities Corporation, State Revolving Funds Revenue Bonds, 2010 Master Financing Program, Green Series 2014B, 5.000%, 5/15/44	5/24 at 100.00	AAA	25,668,213
5,000	New York State Environmental Facilities Corporation, State Revolving Funds Revenue Bonds, 2010 Master Financing Program, Green Series 2016B, 5.000%, 8/15/41	8/26 at 100.00	AAA	6,047,400
3,845	New York State Environmental Facilities Corporation, State Revolving Funds Revenue Bonds, 2010 Master Financing Program, Series 2010C, 5.000%, 10/15/35	6/20 at 100.00	AAA	3,858,419
3,095	New York State Environmental Facilities Corporation, State Revolving Funds Revenue Bonds, 2010 Master Financing Program, Series 2012B, 5.000%, 2/15/42	2/22 at 100.00	AAA	3,304,934
	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2008A:
1,160	6.125%, 7/01/24	No Opt. Call	CC	1,223,800
1,825	6.000%, 7/01/44	6/20 at 100.00	CC	1,852,375
	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2012A:
985	5.500%, 7/01/28	7/22 at 100.00	CC	1,021,938
3,640	5.750%, 7/01/37	7/22 at 100.00	CC	3,694,600
2,975	6.000%, 7/01/47	7/22 at 100.00	CC	3,027,063
7,020	Suffolk County Water Authority, New York, Waterworks Revenue Bonds, Series 2015A, 5.250%, 6/01/36	6/25 at 100.00	AAA	8,565,944
2,230	Upper Mohawk Valley Regional Water Finance Authority, New York, Water System Revenue Bonds, Series 2000, 0.000%, 4/01/23 – AMBAC Insured	No Opt. Call	A1	2,201,523
	Western Nassau County Water Authority, New York, Water System Revenue Bonds, Series 2015A:
1,325	5.000%, 4/01/40	4/25 at 100.00	AA-	1,509,374
1,950	5.000%, 4/01/45	4/25 at 100.00	AA-	2,206,191
213,465	Total Water and Sewer			252,718,073
$1,867,260	Total Long-Term Investments (cost $1,864,432,419)			2,003,818,205

NRK	Nuveen New York AMT-Free Quality Municipal Income Fund (continued)
Portfolio of Investments May 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	SHORT-TERM INVESTMENTS – 0.9% (0.5% of Total Investments)
	MUNICIPAL BONDS – 0.9% (0.5% of Total Investments)
	Transportation – 0.9% (0.5% of Total Investments)
$10,820	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, MTA Bridges & Tunnels, Variable Rate Demand Obligation, Tender Option Bond Trust Series 2018-XF2587, 0.290%, 11/15/44 (7)	5/28 at 100.00	A-1	$10,820,000
$10,820	Total Short-Term Investments (cost $10,820,000)			10,820,000
	Total Investments (cost $1,875,252,419) – 159.9%			2,014,638,205
	Floating Rate Obligations – (2.4)%			(30,800,000)
	MuniFund Preferred Shares, net of deferred offering costs – (6.3)% (8)			(79,545,973)
	Variable Rate Demand Preferred Shares, net of deferred offering costs – (52.5)% (9)			(661,299,305)
	Other Assets Less Liabilities – 1.3%			16,927,503
	Net Asset Applicable to Common Shares – 100%			$1,259,920,430
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$2,003,818,205	$ —	$2,003,818,205
Short-Term Investments:
Municipal Bonds	—	10,820,000	—	10,820,000
Total	$ —	$2,014,638,205	$ —	$2,014,638,205

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(6)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(7)	Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment. The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
(8)	MuniFund Preferred Shares, net of deferred offering costs as a percentage of Total Investments is 3.9%.
(9)	Variable Rate Demand Preferred Shares, net of deferred offering costs as a percentage of Total Investments is 32.8%.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
UB	Underlying bond of an inverse floating rate trust reflected as a financing transaction. See Notes to Financial Statements, Note 4 – Portfolio Securities and Investments in Derivatives for more information.